Income Taxes (Details Narrative) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Operating loss carryforwards	$ 2,238,000	$ 1,914,000
Deferred tax asset valuation allowance	2,100,000	1,914,000
State
Operating loss carryforwards	4,900,000	3,200,000
Federal
Operating loss carryforwards	$ 8,500,000	$ 6,900,000